Note 2. Restrictions on Cash and Due from Banks	12 Months Ended
Dec. 31, 2011
Restrictions on Dividends, Loans and Advances [Text Block]
NOTE 2 - RESTRICTIONS ON CASH AND DUE FROM BANKS

The Bank is required to maintain average reserve balances, computed by applying prescribed percentages to its various types of deposits, either at the bank or on deposit with the Federal Reserve Bank.  At December 31, 2011 and 2010, the Bank met these requirements.  Reserve requirements totaled $4,293,000 and $2,868,000 at December 31, 2011 and 2010, respectively.